Capital Lease Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Capital Lease Liabilities
Capital Lease Liabilities

NOTE 13 — CAPITAL LEASE LIABILITIES

On October 6, 2018, the Company’s VIE, Xi’an App-Chem (the “Lessee”) entered into a capital lease agreement with Guian Hengxin Finance Lease (Shanghai) Ltd. (“the Lessor”). Under the arrangement, the Lessee sells part of its plant machines with carrying value of RMB 5 million (approximately $0.7 million) to the lessor and leased them back from the lessor within two years.

Management deemed these specialized equipment under leases classified as capital lease. The leased equipment is amortized on a straight line basis over the lease term of 2 years. Total accumulated interest on the leased equipment is RMB48,067 (equivalent to $6,780) as of March 31, 2020.

The maturities of the Company’s capital lease liabilities is as follows:

US$
Twelve months ending March 31,
2021	$219,228
Total	$219,228

NOTE 13 — CAPITAL LEASE LIABILITIES

On October 6, 2018, 04, the Company’s VIE, Xi’an App-Chem (the “Lessee”) entered into a capital lease agreement with Guian Hengxin Finance Lease (Shanghai) Ltd. (“the Lessor”). Under the arrangement, the Lessee sells part of its plant machines to the lessor and leased them back from the lessor.

Management deemed these specialized equipment under leases classified as capital lease. The leased equipment is amortized on a straight line basis over 2 years. Total accumulated interest on the leased equipment is RMB153,878 (equivalent to $21,557) as of September 30, 2019.

The maturities of the Company’s capital lease liabilities is as follows:

US$
Years ended September 30,
2020	363,485
2021	31,822